Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories [abstract]
Raw materials	$ 9,708	$ 9,441
Work-in-progress	4,866	7,537
Finished goods	590	230
Total inventories	$ 15,164	$ 17,208